Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOW FROM OPERATING ACTIVITIES:
Net Income	$ 193,942	$ 153,055	$ 139,430
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	250,951	289,132	270,111
Deferred income taxes	63,389	68,732	48,785
Changes in current assets and liabilities:
Accounts receivable, net of allowances	(40,947)	30,096	(39,850)
Accrued utility revenue	(2,000)	(1,500)	(800)
Deferred purchased gas costs	(95,608)	45,858	129,566
Accounts payable	19,961	21,695	(3,491)
Accrued taxes	2,112	26,340	(8,405)
Other current assets and liabilities	(8,203)	(27,432)	23,213
Gains on sale	(4,196)	(7,148)	(3,102)
Changes in undistributed stock compensation	10,888	5,456	2,914
AFUDC	(2,296)	(2,289)	(3,008)
Changes in other assets and deferred charges	(22,269)	16,960	(14,166)
Changes in other liabilities and deferred credits	4,231	(18,447)	10,863
Net cash provided by operating activities	369,955	600,508	552,060
CASH FLOW FROM INVESTING ACTIVITIES:
Construction expenditures and property additions	(623,649)	(529,531)	(488,000)
Acquisition of businesses, net of cash acquired	(94,204)	(17,000)	(9,261)
Restricted cash			785
Changes in customer advances	323	7,900	18,300
Miscellaneous inflows	16,645	13,039	8,354
Net cash used in investing activities	(700,885)	(525,592)	(469,822)
CASH FLOW FROM FINANCING ACTIVITIES:
Issuance of common stock, net	41,155	472	35,396
Dividends paid	(92,130)	(83,317)	(74,248)
Centuri distribution to redeemable noncontrolling interest	(204)	(439)	(99)
Issuance of long-term debt, net	407,063	423,946	135,816
Retirement of long-term debt	(338,969)	(255,273)	(187,973)
Change in credit facility and commercial paper	145,000	(145,000)
Change in short-term debt	214,500	(18,000)	13,000
Principal payments on capital lease obligations	(980)	(1,354)	(1,420)
Redemption of Centuri shares from noncontrolling parties	(23,000)
Withholding remittance - share-based compensation	(3,176)	(2,119)	(4,913)
Other	(3,074)	(1,569)	41
Net cash provided by (used in) financing activities	346,185	(82,653)	(84,400)
Effects of currency translation on cash and cash equivalents	301	(194)	(1,407)
Change in cash and cash equivalents	15,556	(7,931)	(3,569)
Cash and cash equivalents at beginning of period	28,066	35,997	39,566
Cash and cash equivalents at end of period	43,622	28,066	35,997
Supplemental information:
Interest paid, net of amounts capitalized	71,943	67,440	66,623
Income taxes paid (received)	5,673	(19,032)	43,225
Southwest Gas Corporation [Member]
CASH FLOW FROM OPERATING ACTIVITIES:
Net Income	156,818	153,055	139,430
Income (loss) from discontinued operations		33,632	27,805
Net income (loss) from continuing operations	156,818	119,423	111,625
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	201,922	233,463	213,455
Deferred income taxes	67,169	67,959	53,396
Changes in current assets and liabilities:
Accounts receivable, net of allowances	(7,902)	40,731	(12,444)
Accrued utility revenue	(2,000)	(1,500)	(800)
Deferred purchased gas costs	(95,608)	45,858	129,566
Accounts payable	4,545	16,183	(8,751)
Accrued taxes	10,383	19,391	(1,626)
Other current assets and liabilities	(13,726)	(33,496)	21,736
Changes in undistributed stock compensation	9,288	5,456	2,914
AFUDC	(2,296)	(2,289)	(3,008)
Changes in other assets and deferred charges	(22,918)	16,611	(14,513)
Changes in other liabilities and deferred credits	3,541	(18,447)	10,863
Net cash provided by operating activities	309,216	509,343	502,413
CASH FLOW FROM INVESTING ACTIVITIES:
Construction expenditures and property additions	(560,448)	(457,119)	(438,289)
Changes in customer advances	323	7,900	18,300
Miscellaneous inflows	2,741	2,982	3,262
Dividends received		12,461	2,801
Net cash used in investing activities	(557,384)	(433,776)	(413,926)
CASH FLOW FROM FINANCING ACTIVITIES:
Issuance of common stock, net		472	35,396
Contributions from parent	41,359
Dividends paid	(81,497)	(83,317)	(74,248)
Issuance of long-term debt, net		296,469
Retirement of long-term debt	(25,000)	(124,855)	(51,200)
Change in credit facility and commercial paper	145,000	(145,000)
Change in short-term debt	191,000	(18,000)	13,000
Withholding remittance - share-based compensation	(3,176)	(2,119)	(4,913)
Other	(596)	(1,569)	92
Net cash provided by (used in) financing activities	267,090	(77,919)	(81,873)
Net cash provided by discontinued operating activities		91,165	49,647
Net cash used in discontinued investing activities		(91,816)	(55,896)
Net cash provided by (used in) discontinued financing activities		(4,734)	(2,527)
Effects of currency translation on cash and cash equivalents		(194)	(1,407)
Change in cash and cash equivalents	18,922	(7,931)	(3,569)
Change in cash and cash equivalents of discontinued operations included in discontinued operations construction services assets		5,579	10,183
Change in cash and cash equivalents of continuing operations	18,922	(2,352)	6,614
Cash and cash equivalents at beginning of period	19,024	21,376	14,762
Cash and cash equivalents at end of period	37,946	19,024	21,376
Supplemental information:
Interest paid, net of amounts capitalized	64,790	61,501	59,161
Income taxes paid (received)	$ (7,854)	$ (31,011)	$ 13,544